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                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                       SUPPLEMENT DATED OCTOBER 30, 2008
                                    TO THE
                      PROSPECTUSES DATED NOVEMBER 9, 2006
                       (NAVIGATOR-SELECT/CUSTOM-SELECT)

This supplement updates information in the prospectus dated November 9, 2006, as supplemented, for the Navigator-Select and Custom-Select Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement notifies you of the merger of three investment portfolios into three new investment portfolios. This supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Effective November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio will merge with and into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

The following information is added to APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS--INVESTMENT OBJECTIVES.

MET INVESTORS SERIES TRUST (CLASS B)

   METLIFE BALANCED STRATEGY PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

   METLIFE GROWTH STRATEGY PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: Growth of capital.

   METLIFE AGGRESSIVE STRATEGY PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: Growth of capital.

The fund prospectuses contain more complete information, including information about fund expenses and a description of the funds' investment policies, restrictions and risks.

SUPP--1108 MLI NAV/CS(CA)